As filed with the Securities and Exchange Commission on May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022-2606
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022-2606
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
March 31, 2015 (Unaudited)
		Market
	Shares	Value
Common Stocks (88.4%)
Aerospace & Defense (0.6%)
Honeywell International, Inc.	8,000	$834,480
Airlines (0.2%)
United Continental Holdings, Inc. *	5,000	336,250
Auto Components (0.3%)
Sypris Solutions, Inc.	187,500	421,875
Biotechnology (6.9%)
Gilead Sciences, Inc. *	106,250	10,426,313
Capital Markets (2.7%)
Financial Engines, Inc.	67,500	2,823,525
GSV Capital Corp. *	22,500	220,500
Oaktree Capital Group LLC	20,000	1,033,200
		4,077,225
Commercial Services & Supplies (0.5%)
Clean Harbors, Inc. *	14,000	794,920
Communications Equipment (8.0%)
KVH Industries, Inc. *	415,000	6,274,800
QUALCOMM, Inc.	5,000	346,700
ViaSat, Inc. * †	92,500	5,513,925
		12,135,425
Electronic Equipment, Instruments & Components (8.5%)
Corning, Inc.	35,000	793,800
Electro Scientific Industries, Inc.	300,000	1,854,000
Frequency Electronics, Inc. *	2,200	30,690
II-VI, Inc. *	195,000	3,599,700
Ingram Micro, Inc. *	10,000	251,200
Jabil Circuit, Inc. †	150,000	3,507,000
Newport Corp. *	100,850	1,922,201
Vishay Intertechnology, Inc.	62,500	863,750
		12,822,341
Energy Equipment & Services (0.7%)
Schlumberger Ltd.	12,500	1,043,000
Health Care Equipment & Supplies (8.1%)
Becton Dickinson and Co.	41,500	5,958,985
CONMED Corp.	48,150	2,431,094
Medtronic PLC	26,290	2,050,357
Varian Medical Systems, Inc. *	20,000	1,881,800
		12,322,236
Health Care Providers & Services (8.0%)
Express Scripts Holding Co. * †	140,000	12,147,800
Hotels, Restaurants & Leisure (0.7%)
Life Time Fitness, Inc. *	15,000	1,064,400
Internet Software & Services (3.1%)
Akamai Technologies, Inc. *	48,500	3,445,682
Amber Road, Inc. *	60,000	555,000
Borderfree, Inc. *	40,000	240,400

Q2 Holdings, Inc. *	20,000	422,800
		4,663,882
Life Sciences Tools & Services (7.0%)
Bruker Corp. *	25,000	461,750
Thermo Fisher Scientific, Inc. †	75,000	10,075,500
		10,537,250
Media (2.8%)
Comcast Corp.	60,000	3,388,200
Discovery Communications, Inc. - Class A *	5,000	153,800
Discovery Communications, Inc. - Class C *	5,000	147,375
Time, Inc.	5,000	112,200
Twenty-First Century Fox, Inc.	10,000	338,400
World Wrestling Entertainment, Inc.	12,500	175,125
		4,315,100
Oil, Gas & Consumable Fuels (2.5%)
Hess Corp. †	52,500	3,563,175
WPX Energy, Inc. *	22,000	240,460
		3,803,635
Pharmaceuticals (0.1%)
Corium International, Inc. *	32,500	221,975
Professional Services (0.8%)
WageWorks, Inc. *	23,500	1,253,255
Semiconductors & Semiconductor Equipment (12.6%)
Broadcom Corp.	5,000	216,475
Brooks Automation, Inc.	90,000	1,046,700
Entegris, Inc. *	216,250	2,960,462
FormFactor, Inc. *	665,000	5,898,550
Micrel, Inc.	32,350	487,838
MKS Instruments, Inc.	67,500	2,282,175
Nova Measuring Instruments Ltd. *	130,000	1,497,600
PDF Solutions, Inc. *	167,500	3,001,600
Photronics, Inc. *	206,500	1,755,250
		19,146,650
Software (0.7%)
Barracuda Networks, Inc. *	28,023	1,078,045
Specialty Retail (6.2%)
CarMax, Inc. * †	112,500	7,763,625
Dick's Sporting Goods, Inc. †	24,000	1,367,760
Tiffany & Co.	2,500	220,025
		9,351,410
Technology Hardware, Storage & Peripherals (6.0%)
Electronics For Imaging, Inc. *	70,000	2,922,500
Super Micro Computer, Inc. *	185,000	6,143,850
		9,066,350
Thrifts & Mortgage Finance (0.3%)
Ladder Capital Corp. *	28,577	528,960
Trading Companies & Distributors (1.1%)
Air Lease Corp.	45,000	1,698,300
Total Common Stocks
(Cost $60,377,344)		$134,091,077

Short-Term Investment (11.8%)

Money Market Fund (11.8%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $17,832,823)	17,832,823	17,832,823

Total Investments (100.2%)
(Cost $78,210,167)		151,923,900
Total Securities Sold Short (-2.7%)		(4,154,755)
(Proceeds $3,493,284)
Other Assets in Excess of Liabilities (2.5%)		3,834,767
Net Assets (100.0%)		$151,603,912

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2015.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,528,050.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2015 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-2.4%)
Capital Markets (-0.2%)
Medallion Financial Corp.	35,000	$324,100
Communications Equipment (-0.9%)
Ubiquiti Networks, Inc.	45,000	1,329,750
Electrical Equipment (-0.1%)
Power Solutions International, Inc. *	2,000	128,580
Health Care Providers & Services (0.0%)
Trupanion, Inc. *	5,000	40,000
Software (-1.2%)
ANSYS, Inc. *	20,000	1,763,800
ServiceNow, Inc. *	1,250	98,475
		1,862,275
Total Securities Sold Short (-2.4%)
(Proceeds $3,048,748)		3,684,705

Exchange Traded Funds Sold Short (-0.3%)
Market Vectors Semiconductor ETF	8,500	470,050
Total Exchange Traded Funds Sold Short (-0.3%)
(Proceeds $444,536)		470,050

Total Securities & Exchange Traded Funds Sold Short (-2.7%)
(Proceeds $3,493,284)		$4,154,755

*	Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2015 (Unaudited)
		Market
	Shares	Value
Common Stocks (99.6%)
Aerospace & Defense (1.7%)
Precision Castparts Corp. †	5,000	$1,050,000
Biotechnology (6.7%)
Gilead Sciences, Inc. * †	43,000	4,219,590
Capital Markets (2.2%)
Financial Engines, Inc. †	30,000	1,254,900
GSV Capital Corp. *	11,000	107,800
		1,362,700
Commercial Services & Supplies (0.3%)
Clean Harbors, Inc. *	3,000	170,340
Communications Equipment (8.0%)
KVH Industries, Inc. *	240,000	3,628,800
Norsat International, Inc. *	8,500	47,005
ViaSat, Inc. * †	23,000	1,371,030
		5,046,835
Electrical Equipment (0.7%)
Vicor Corp. *	30,000	456,000
Electronic Equipment, Instruments & Components (5.7%)
Electro Scientific Industries, Inc.	25,000	154,500
FEI Co. †	14,000	1,068,760
Frequency Electronics, Inc. *	22,650	315,968
II-VI, Inc. *	26,000	479,960
IPG Photonics Corp. * †	5,000	463,500
Newport Corp. *	250	4,765
Vishay Precision Group, Inc. *	70,000	1,115,100
		3,602,553
Health Care Equipment & Supplies (1.8%)
Becton Dickinson and Co.	4,500	646,155
LeMaitre Vascular, Inc.	55,000	460,900
		1,107,055
Health Care Providers & Services (1.0%)
Express Scripts Holding Co. * †	7,000	607,390
Health Care Technology (0.7%)
Omnicell, Inc. *	13,000	456,300
Hotels, Restaurants & Leisure (0.8%)
Life Time Fitness, Inc. *	2,750	195,140
Panera Bread Co. *	2,000	319,990
		515,130
Household Durables (1.4%)
iRobot Corp. *	15,000	489,450
Libbey, Inc.	10,000	399,100
		888,550
Household Products (1.8%)
Oil-Dri Corp. of America	33,000	1,110,450
Insurance (0.7%)
Crawford & Co.	60,000	453,000
Internet Software & Services (18.3%)
Akamai Technologies, Inc. * †	75,500	5,363,897
Amber Road, Inc. *	22,500	208,125
ARI Network Services, Inc. *	15,000	50,700
Borderfree, Inc. *	40,000	240,400
ChannelAdvisor Corp. *	17,500	169,575
Constant Contact, Inc. * †	45,000	1,719,450
Coupons.com, Inc. *	671	7,878
Equinix, Inc.	3,499	814,742
Q2 Holdings, Inc. *	12,500	264,250
Reis, Inc.	93,300	2,392,212
TheStreet, Inc.	155,025	279,045
		11,510,274
Life Sciences Tools & Services (0.9%)
Bruker Corp. *	30,000	554,100
Media (0.7%)
Discovery Communications, Inc. - Class A *	1,500	46,140
Discovery Communications, Inc. - Class C *	1,500	44,212
Time, Inc.	2,500	56,100
Twenty-First Century Fox, Inc.	1,000	33,840
World Wrestling Entertainment, Inc. †	20,000	280,200
		460,492
Oil, Gas & Consumable Fuels (0.9%)
Hess Corp. †	8,500	576,895
Pharmaceuticals (0.2%)
Corium International, Inc. *	17,500	119,525
Professional Services (2.4%)
WageWorks, Inc. * †	28,000	1,493,240
Semiconductors & Semiconductor Equipment (22.6%)
Brooks Automation, Inc.	10,000	116,300
Entegris, Inc. *	200,000	2,738,000
FormFactor, Inc. *	432,500	3,836,276
Micrel, Inc.	10,000	150,800
MKS Instruments, Inc. †	29,100	983,871
Nova Measuring Instruments Ltd. *	94,900	1,093,248
PDF Solutions, Inc. * †	235,000	4,211,200
Photronics, Inc. *	114,700	974,950
Xcerra Corp. *	10,000	88,900
		14,193,545
Software (3.1%)
Barracuda Networks, Inc. *	13,539	520,845
Bottomline Technologies, Inc. * †	25,000	684,250
Exa Corp. *	5,000	59,400
GSE Systems, Inc. *	467,760	701,640
		1,966,135
Specialty Retail (3.4%)
CarMax, Inc. * †	22,500	1,552,725
Dick's Sporting Goods, Inc. †	10,000	569,900
		2,122,625
Technology Hardware, Storage & Peripherals (12.9%)
Apple, Inc. †	24,000	2,986,320
Avid Technology, Inc. *	45,000	670,500
Electronics For Imaging, Inc. * †	40,000	1,670,000
Super Micro Computer, Inc. * †	85,000	2,822,850
		8,149,670
Thrifts & Mortgage Finance (0.4%)
Ladder Capital Corp. *	13,318	246,516
Trading Companies & Distributors (0.3%)
Air Lease Corp.	5,000	188,700
Total Common Stocks
(Cost $29,976,038)		$62,627,610

Short-Term Investment (0.3%)
Money Market Fund (0.3%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $184,388)	184,388	184,388

Total Investments (99.9%)
(Cost $30,160,426)		62,811,998
Total Securities Sold Short (-4.8%)		(2,999,153)
(Proceeds $2,494,651)
Other Assets in Excess of Liabilities (4.9%)		3,102,062
Net Assets (100.0%)		$62,914,907

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2015.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,583,745.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2015 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-4.8%)
Capital Markets (-0.5%)
Medallion Financial Corp.	35,000	$324,100
Communications Equipment (-2.2%)
Ubiquiti Networks, Inc.	46,250	1,366,688
Electrical Equipment (-0.2%)
Power Solutions International, Inc. *	2,000	128,580
Health Care Providers & Services (-0.1%)
Trupanion, Inc. *	5,000	40,000
Software (-1.3%)
ANSYS, Inc. *	8,000	705,520
ServiceNow, Inc. *	1,750	137,865
		843,385
Thrifts & Mortgage Finance (-0.5%)
Federal Home Loan Mortgage Corp. *	130,000	296,400
Total Securities Sold Short (-4.8%)
(Proceeds $2,494,651)		$2,999,153

* Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2015 (Unaudited)
		Market
	Shares	Value
Common Stocks (91.1%)
Biotechnology (0.7%)
Exact Sciences Corp. *	10,000	$220,200
Commercial Services & Supplies (0.7%)
Clean Harbors, Inc. *	4,000	227,120
Communications Equipment (14.0%)
KVH Industries, Inc. *	134,600	2,035,152
Riverbed Technology, Inc. *	40,000	836,400
Ruckus Wireless, Inc. * †	130,000	1,673,100
		4,544,652
Electronic Equipment, Instruments & Components (19.7%)
Electro Scientific Industries, Inc.	150,000	927,000
Frequency Electronics, Inc. *	22,650	315,967
II-VI, Inc. * †	100,000	1,846,000
Ingram Micro, Inc. * †	10,000	251,200
Newport Corp. *	55,000	1,048,300
TTM Technologies, Inc. * †	220,000	1,982,200
		6,370,667
Health Care Equipment & Supplies (3.5%)
Cutera, Inc. *	87,500	1,130,500
Health Care Providers & Services (1.9%)
Express Scripts Holding Co. * †	7,000	607,390
Hotels, Restaurants & Leisure (1.6%)
Life Time Fitness, Inc. * †	7,500	532,200
Household Products (1.5%)
Oil-Dri Corp. of America	15,000	504,750
Internet Software & Services (8.5%)
Amber Road, Inc. *	60,000	555,000
Reis, Inc.	57,200	1,466,608
TheStreet, Inc.	400,000	720,000
		2,741,608
Leisure Products (0.6%)
Black Diamond, Inc. *	20,000	189,000
Media (0.1%)
World Wrestling Entertainment, Inc.	2,500	35,025
Oil, Gas & Consumable Fuels (3.4%)
Hess Corp. †	7,500	509,025
WPX Energy, Inc. * †	55,000	601,150
		1,110,175
Semiconductors & Semiconductor Equipment (24.8%)
Entegris, Inc. *	61,250	838,513
FormFactor, Inc. * †	220,000	1,951,400
Micrel, Inc. †	87,650	1,321,762
MKS Instruments, Inc. †	30,000	1,014,300
Nanometrics, Inc. *	15,000	252,300
PDF Solutions, Inc. *	55,000	985,600
Photronics, Inc. *	133,500	1,134,750

Ultra Clean Holdings, Inc. *	75,000	536,250
		8,034,875
Technology Hardware, Storage & Peripherals (4.1%)
Silicon Graphics International Corp. *	40,000	347,600
Super Micro Computer, Inc. * †	30,000	996,300
		1,343,900
Thrifts & Mortgage Finance (1.3%)
Lendingtree, Inc. *	7,500	420,075
Trading Companies & Distributors (4.7%)
Air Lease Corp. †	40,000	1,509,600
Total Common Stocks
(Cost $25,856,508)		$29,521,737

Short-Term Investment (10.6%)
Money Market Fund (10.6%)
Dreyfus Treasury Prime Cash Management 0.00% (a)
(Cost $3,417,668)	3,417,668	3,417,668

Total Investments (101.7%)
(Cost $29,274,176)		32,939,405
Total Securities Sold Short (-1.2%)		(379,925)
(Proceeds $370,693)
Liabilities in Excess of Other Assets (-0.5%)		(166,455)
Net Assets (100.0%)		$32,393,025

* Non-income producing security.
(a) Rate shown is the seven day yield as of March 31, 2015.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $985,940.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
March 31, 2015 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-0.3%)
Communications Equipment (-0.3%)
Ubiquiti Networks, Inc.	3,500	$103,425
Total Securities Sold Short (-0.3%)
(Proceeds $107,001)		103,425

Exchange Traded Funds Sold Short (-0.9%)
Market Vectors Semiconductor ETF	5,000	276,500
Total Exchange Traded Funds Sold Short (-0.9%)
(Proceeds $263,692)		276,500

Total Securities & Exchange Traded Funds Sold Short (-1.2%)
(Proceeds $370,693)		$379,925

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.  The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business.  Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices.  Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded.  If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded.  Non-exchange traded options will also be valued at the mean between the last bid and asked quotations.  For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below.  All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board.  The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board.  When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee.  Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.  The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price.  If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of March 31, 2015.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share.  However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period.  The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions.  Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date.  Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions.  The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments.  Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts.  Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement.  These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities.  Risks also arise from the possible inability of counterparties to meet the terms of their contracts.  The Portfolios did not enter into forward currency contracts during the three months ended March 31, 2015.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios.  Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: The Portfolios reserve the right to assess a redemption fee for shares held 60 days or less.  The shareholder will be charged a fee equal to 2.00% of the value of the shares redeemed.  The redemption fee is intended to offset excess brokerage commissions and other costs associated with fluctuations in asset levels and cash flows caused by frequent trading by shareholders.  The applicability of the redemption fee will be calculated using a first-in first-out method, which means the oldest shares will be redeemed first, followed by the redemption of more recently acquired shares.  For the three months ended March 31, 2015, NGF, NAGF and NSCGF had contributions to capital due to redemption fees in the amounts of $2,712, $328 and $0, respectively.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.  Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of March 31, 2015, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price.  If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated.  These valuations are categorized as Level 2 in the fair value hierarchy.  As of March 31, 2015, the Portfolios did not hold any Level 2 or Level 3 securities.

The following is a summary categorization, as of March 31, 2015, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$134,091,077	$62,627,610	$29,521,737
Short-Term
Investments	17,832,823	184,388	3,417,668
Liabilities
Securities Sold Short(2)	(4,154,755)	(2,999,153)	(379,925)
Total	$147,769,145	$59,812,845	$32,559,480
(1)As of March 31, 2015, the Portfolios did not hold Level 2 or Level 3 investments.
(2)Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.
(3) There were no transfers into or out of Levels 1, 2 or 3 during the period.

3.	Derivative Instruments and Hedging Activities

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (‘SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows.  The Portfolios did not use derivatives during the three months ended March 31, 2015.

4.	Short Sale Transactions

During the three months ended March 31, 2015, each Portfolio sold securities short.  Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value.  Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding.  At March 31, 2015, the market value of securities separately segregated to cover short positions was $3,528,050, $3,583,745, and $985,940 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $4,290,677, $3,155,721 and $495,829 pledged as collateral with a broker in connection with open short positions for NGF, NAGF and NSCGF, respectively.  Securities sold short at March 31, 2015 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

5.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts.  Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.  Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios).  As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

6.	Indemnification

Under the Company’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company.  In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications.  The Company’s maximum exposure under these arrangements is unknown.  However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders.  Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes.  Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements.  These book/tax differences may be temporary or permanent in nature.  Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below).  Permanent differences are generally due to differing treatment of net investment losses.  To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise.  These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of March 31, 2015, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$78,210,167	$76,892,741	$(3,840,479)	$73,052,262
NAGF	30,160,426	33,406,333	(1,259,263)	32,147,070
NSCGF	29,274,176	5,222,494	(1,566,497)	3,655,997

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By      /s/ George A. Needham
          George A. Needham, President (Chief Executive Officer)

Date            5/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ George A. Needham
            George A. Needham, President (Chief Executive Officer)

Date            5/27/15

By      /s/ James W. Giangrasso
          James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date            5/27/15